Related-Party Transactions (Parenthetical) (Detail) - Virginia Electric and Power Company - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transaction [Line Items]
Capital expenditures	$ 1,420	$ 1,037
Services provided by affiliates | Affiliated Entity
Related Party Transaction [Line Items]
Capital expenditures	$ 54	$ 39